Edwin Mecabe
Managing Director
Corporate Actions & Market Watch
[redacted]

13000085

NYSE EURONEXT

Received SEC

JAN 30 2013

Washington, DC 20549

CERT NYS
File No. 001-11954

January 30, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Vornado Realty Trust 5.40% Series L Cumulative Redeemable Preferred Shares of Beneficial Interest, liquidation preference $25.00 per share, no par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 29, 2013. Tentative listing date – February 1, 2013.

Sincerely,

[signature]

emecabe@nyx.com
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